Segments	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]	Segments
Effective January 1, 2016, the Company is organized by vessel type into two operating segments through which the Company’s chief operating decision maker manages the Company’s business. The Kamsarmax and Ultramax Operations segments include the following:

•Ultramax - includes vessels ranging from approximately 60,200 dwt to 64,000 dwt
•Kamsarmax - includes vessels ranging from approximately 82,000 dwt to 84,000 dwt
Although each vessel within its respective class qualifies as an operating segment under U.S. GAAP, each vessel also exhibits similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in U.S. GAAP. The Company has therefore chosen to present its segment information by vessel class using the aggregated information from the individual vessels.
The Company’s vessels regularly move between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.
Certain of the corporate general and administrative expenses incurred by the Company are not attributable to any specific segment. Accordingly, these costs are not allocated to any of the Company’s segments and are included in the results below as “Corporate”.
The following schedule presents segment information about the Company’s operations for the six months ended June 30, 2021 and 2020 (in thousands).

	Kamsarmax	Ultramax	Corporate	Total
Six Months Ended June 30, 2021
Vessel revenue	$45,743	$51,737	$—	$97,480
Voyage expenses	8,113	6,469	—	14,582
Vessel operating cost	6,824	17,026	—	23,850
Charterhire expense	26,989	2,357	—	29,346
Vessel depreciation	—	—	—	—
General and administrative expenses	448	1,046	11,225	12,719
Loss / write-down on assets held for sale	(7,830)	(14,154)	—	(21,984)
Interest income	—	—	39	39
Income from equity investment	—	—	29,217	29,217
Foreign exchange loss	—	—	3	3
Financial expense, net	—	—	(13,350)	(13,350)
Segment loss	$11,199	$38,993	$4,684	$54,876

	Kamsarmax	Ultramax	Corporate	Total
Six Months Ended June 30, 2020
Vessel revenue	$27,946	$39,044	$—	$66,990
Voyage expenses	1,453	1,367	—	2,820
Vessel operating cost	15,629	31,306	—	46,935
Charterhire expense	7,207	1,967	—	9,174
Vessel depreciation	8,893	16,130	—	25,023
General and administrative expenses	1,011	2,056	10,238	13,305
Loss / write down on assets held for sale	9,394	7,615	—	17,009
Interest income	—	—	172	172
Loss from equity investment	—	—	(102,324)	(102,324)
Foreign exchange loss	—	—	(130)	(130)
Financial expense, net	—	—	(20,196)	(20,196)
Segment loss	$(15,641)	$(21,397)	$(132,716)	$(169,754)
Identifiable assets, classified by the segment by which the Company operates, are as follows (in thousands):

Identifiable assets
	June 30, 2021	December 31, 2020
Held by vessel owning subsidiaries or allocated to segments:
Kamsarmax	25,485	265,331
Ultramax	31,970	489,611
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	236,131	62,857
Other	66,865	50,396
Total identifiable assets	$360,451	$868,195